Related Party Transactions (Details) - Schedule of Information About Other Related Party Transactions - AUD ($)		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Related Party Transactions (Details) - Schedule of Information About Other Related Party Transactions [Line Items]
Other transactions with key management personnel		$ 99,667		$ 154,364		$ 110,607
Purchases of various goods and services from entities controlled by key management personnel [Member]
Related Party Transactions (Details) - Schedule of Information About Other Related Party Transactions [Line Items]
Transactions occurred with related parties	[1]	99,667		154,364		110,607
Legal services by key management personnel [Member]
Related Party Transactions (Details) - Schedule of Information About Other Related Party Transactions [Line Items]
Transactions occurred with related parties				20,000	[2]
Other [Member]
Related Party Transactions (Details) - Schedule of Information About Other Related Party Transactions [Line Items]
Transactions occurred with related parties		17,065	[3]
Rental of an office suite from Wattle Laboratories Pty Ltd [Member]
Related Party Transactions (Details) - Schedule of Information About Other Related Party Transactions [Line Items]
Other transactions with key management personnel		44,667		42,364		40,607
Services rendered by Grandlodge Capital Pty Ltd [Member]
Related Party Transactions (Details) - Schedule of Information About Other Related Party Transactions [Line Items]
Other transactions with key management personnel		$ 55,000		$ 112,000		$ 70,000

[1]	Purchases from entities controlled by key management personnel
[2]	Legal services by key management personnel
[3]	Other